LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of components of lease costs

For the year ended December 31, 2019
Operating lease costs	4,956
Short-term lease costs	2,189
Financing lease costs:
Amortization of ROU assets	247
Interests	66
Total lease costs	7,458

Other information	For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,526
Operating cash flows from financing leases	290
Financing cash flows from financing leases	66
ROU assets obtained in exchange for new operating lease liabilities	10,060
ROU obtained in exchange for new finance lease liabilities	—
Weighted-average remaining lease term (in years):
Operating leases	6.45
Financing leases	3.65
Weighted-average discount rate:
Operating leases	5.03%
Financing leases	5.44%

Schedule of future minimum lease payments for operating and financing leases

Future minimum lease payments for operating and financing leases as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
2020	3,516	361
2021	2,303	361
2022	1,632	325
2023	1,398	187
2024	1,193	34
2025 and thereafter	4,325	—
Total minimum lease payments	14,367	1,268
Less: Imputed interest	(2,096)	(113)
Total lease liability balance	12,271	1,155

Minimum payments related to leases not yet commenced as of December 31,2019	827	—

Schedule of future minimum lease payments under non-cancellable operating lease agreements

For the year ending December 31,
2019	$4,646
2020	2,153
2021	740
$7,539

Schedule of minimum future lease payments under the capital leases

For the year ending December 31,
2019	$369
2020	367
2021	362
2022	321
2023	185
2024	34
Total minimum lease payments	1,638
Less amount representing interest	(183)
Present value of minimum lease payments	1,455
Less current portion of minimum lease	(299)
Long-term present value of minimum lease payment	$1,156